Stockholders' Equity (Detail) (USD $)	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended										1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		6 Months Ended		6 Months Ended
	Jul. 31, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2010	Dec. 22, 2009	Dec. 31, 2009	Jan. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2006	Feb. 10, 2012	Feb. 02, 2012	Sep. 30, 2011	Dec. 31, 2008	May 31, 2012 Issued to Two Non-Employee Directors [Member]	Jun. 30, 2012 Issued to Third Parties [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Convertible Preferred Stock [Member]	Dec. 15, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Jun. 30, 2012 The 2012 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]
Preferred Stock Issued During Period, Shares, New Issues																									7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares																	4								4	1
Stock Issued During Period, Shares, Conversion of Convertible Securities																								7,965,000
Preferred Stock, Shares Authorized												8,000,000	8,000,000					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																													3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												3,246,450																	2,746,400
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)								$ 2,307,204		$ 2,307,204		$ 1,783,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition										2 years 36 days		1 year 328 days
Warrants issued shares (in Shares)	2,700,000									4,335,704												1,250,000	241,666
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 1.45									$ 0.80												$ 1.00	$ 1.00
Term of Warrants	5 years	5 years		5 years								5 years										5 years
Warrants Issued During Period, Value (in Dollars)				120,218								812,500										514,250	79,749
Allocated Share-based Compensation Expense (in Dollars)								313,707	253,917	543,562	508,660																				593,999
Preferred Units, Issued																	7,965,000
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)			10,000,000														7,965,000										7,335,787
Debt Issuance Cost (in Dollars)				413,000								170,000					629,213
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		50,000		25,444								1,902,750					141,500			1,310,000
Warrants outstanding weighted-average exercise price (in Dollars per Item) (in Dollars per Item)		0.75						0.69		0.69		0.43					4.00			0.01
Estimated Fair Value of Common Stock (in Dollars per share)																	$ 28,696
Convertible Preferred Stock, Shares Issued upon Conversion																	1
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												3,000,000																		3,815,675
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)										$ 1.00			$ 1.80	[1]	$ 9.64	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)													$ 0.83		$ 2.83
Due from Related Parties (in Dollars)												500,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%	10.00%		4.50%						8.00%			4.50%				10.00%
Shares Common Stock Note Collateral												125,000
Treasury Stock, Shares, Acquired					66,652	134,178	125,000
Treasury Stock, Value, Acquired, Cost Method (in Dollars)					642,525		500,000
Debt Instrument, Increase, Accrued Interest (in Dollars)						36,712
Interest Income, Other (in Dollars)															57,779													21,000
Treasury Stock, Value (in Dollars)					$ 594,687			$ 1,679,234		$ 1,679,234		$ 1,679,234	$ 1,679,234
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options					66,652
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)					$ 9.64	$ 2.78						$ 2.15	$ 3.03		$ 2.78						$ 2.70

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.